Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Schedule of changes in intangible assets
	Goodwill
	based on			Customers
	expected future	Brands	Software	and Suppliers
	profitability	and Patents	licenses	Agreements	Total
Cost	3,187,722	339,512	566,673	772,888	4,866,795
Accumulated amortization	(1,128,848)	(110,880)	(364,336)	(453,644)	(2,057,708)
Balance as of December 31, 2016	2,058,874	228,632	202,337	319,244	2,809,087

Acquisitions		340	27,319	297	27,956
Additions through acquisition on subsidiary			1,316	402	1,718
Foreign currency translation adjustment		8,357	4,759	(932)	12,184
Other		1,107	(124)		983
Cost		1,107	269		1,376
Amortization			(393)		(393)
Amortization		(8,349)	(43,467)	(72,615)	(124,431)
Net book value	2,058,874	230,087	192,140	246,396	2,727,497
Cost	3,187,722	349,316	607,528	772,253	4,916,819
Accumulated amortization	(1,128,848)	(119,229)	(415,388)	(525,857)	(2,189,322)
Balance as of December 31, 2017	2,058,874	230,087	192,140	246,396	2,727,497

Cost - reclassification	(44)	58,515	117,743	121,861	298,075
Cost - reclassified	3,187,678	407,831	725,271	894,114	5,214,894

Accumulated amortization - reclassification	44	(61,252)	(108,644)	(128,223)	(298,075)
Accumulated amortization - reclassified	(1,128,804)	(180,481)	(524,032)	(654,080)	(2,487,397)
Balance as of January 1, 2018	2,058,874	227,350	201,239	240,034	2,727,497

Acquisitions			51,707	272	51,979
Foreign currency translation adjustment		23,966	10,037	(185)	33,818
Cost		27,021	21,053	94,351	142,425
Amortization		(3,055)	(11,016)	(94,536)	(108,607)
Transfers from property, plant and equipment projects and stoppage in progress	-	2,532	1,929		4,461
Other				(1,003)	(1,003)
Cost				(596,557)	(596,557)
Amortization				595,554	595,554
Amortization		(7,551)	(30,780)	(37,439)	(75,770)
Net book value	2,058,874	246,297	234,132	201,679	2,740,982
Cost	3,187,678	437,384	799,960	392,180	4,817,202
Accumulated amortization	(1,128,804)	(191,087)	(565,828)	(190,501)	(2,076,220)
Balance as of December 31, 2018	2,058,874	246,297	234,132	201,679	2,740,982

Average annual rates of amortization		4.96%	11.71%	6.00%

Schedule of goodwill impairment testing
			Book value
	Allocated	Cash flow	(with goodwill
	goodwill	(CF)	and work capital)	CF/Book value
CGU and operating segments
CGU - Chemicals South	926,854	9,628,209	2,479,778	3.9
Operating segment - Polyolefins	939,667	21,750,937	8,189,204	2.7
Operating segment - Vinyls	192,353	4,617,326	2,763,882	1.7

(i)    The carrying amount includes, in addition to goodwill, tangible and intangible assets with defined useful lives and working capital from each operating segment.

Schedule of sensitivity analysis
	+0.5% on	-0.5% on
	discount rate	perpetuity
CGU and operating segments
CGU - Chemicals South	9,099,954	9,249,202
Operating segment - Polyolefins	20,455,434	20,798,767
Operating segment - Vinyls	4,351,801	4,424,347

Schedule of intangible assets by country
	2018	2017

Brazil	2,510,503	2,502,231
Mexico	178,261	151,930
United States of America	26,791	47,357
Germany	25,373	25,948
Other	54	31
	2,740,982	2,727,497